Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of debt	$ 1,263.3	$ 1,245.9	$ 1,240.4
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of debt	$ 1,276.8	$ 1,215.9	$ 1,222.0